Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Earnings per share
Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2021 and 2022 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Net income attributable to Sony Group Corporation’s stockholders	1,029,610	882,178
Adjustment amount to net income attributable to Sony Group Corporation’s stockholders for diluted EPS computation
Zero Coupon Convertible Bonds	385	163

Net income attributable to Sony Group Corporation’s stockholders for diluted EPS computation	1,029,995	882,341

	Thousands of shares
Weighted-average shares outstanding for basic EPS computation	1,230,480	1,239,299
Effect of dilutive securities:
Stock acquisition rights	4,474	5,470
Zero Coupon Convertible Bonds	15,392	6,491

Weighted-average shares for diluted EPS computation	1,250,346	1,251,260

	Yen
Basic EPS	836.75	711.84

Diluted EPS	823.77	705.16